Equity - Translation Reserves (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Translation Reserves
Equity	€ 21,370	€ 79,679	€ 13,145	€ 34,757
TiGenix Inc.
Translation Reserves
Equity	(11,900)
Intercompany liability	9,900
TiGenix US Inc
Translation Reserves
Equity	398
Translation reserves
Translation Reserves
Equity	(2,444)	€ (2,444)	€ (2,117)	€ (1,110)
Translation reserves | TiGenix US Inc
Translation Reserves
Equity	€ 1